PROPERTY, PLANT AND EQUIPMENT, Reconciliation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation [Abstract]
Carrying amount, beginning of period	$ 3,895	$ 959	$ 6,691
Additions	1,346	4,134	0
Depreciation	(1,259)	(1,133)	(5,426)
Exchange differences	0	(44)	(306)
Carrying amount, end of period	$ 3,982	$ 3,895	$ 959